Shareholders' Equity (Tables)	6 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Subsidiaries Dividends	On March 12, 2024, Top Moral declared and paid dividends of $200,000.
Subsidiaries	Date of Dividends	Amounts	Receiving Shareholder
Top Moral	September 8, 2023	$600,000	Ocean Master Worldwide Corporation
Max Bright	November 15, 2023	$3,700,000	Ocean Master Worldwide Corporation
Top Creation	November 15, 2023	$2,800,000	Ocean Master Worldwide Corporation
Top Legend	November 16, 2023	$3,700,000	Ocean Master Worldwide Corporation
Top Moral	November 20, 2023	$800,000	Ocean Master Worldwide Corporation
Top Moral	March 12, 2024	$200,000	Ocean Master Worldwide Corporation